Equity-based compensation - Fair value assumptions (Details) - Stock options	6 Months Ended
Jul. 03, 2021 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.59%
Risk-free interest rate, maximum	1.19%
Expected dividend yield	0.00%
Expected stock price volatility, minimum	33.10%
Expected stock price volatility, maximum	33.50%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of stock options	5 years 9 months
Weighted-average fair value of stock options granted (in dollars per share)	$ 4.21
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of stock options	6 years 3 months
Weighted-average fair value of stock options granted (in dollars per share)	$ 5.29